Cash and cash equivalents and short-term investments - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Additional Cash and Cash Equivalent Related Text	3 months
Cash and cash equivalents and short term investments	€ 2,600.0
Restricted cash and cash equivalents	€ 0.0	€ 0.0
Minimum
Cash and Cash Equivalents [Line Items]
Short term investments maturity period	3 months
Maximum
Cash and Cash Equivalents [Line Items]
Short term investments maturity period	1 year